Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes
11 .	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5%. Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented.
China
The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) Law. The subsidiaries and the VIEs of the Group and Predecessor Operations in the PRC are subject to a uniform income tax rate of 25% for years presented. Wuhan Douyu obtained High and New Technology Enterprise (“HNTE”) status from 2016 to 2018. It enjoyed a favorable statutory tax rate of 15% from 2017 to 2018 and it did not renew the status for 2019. In 2019, Wuhan Douyu, Wuhan Yule and Wuhan Ouyue obtained “Software Enterprise Certificate”. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2018 to 2020, enterprises engaged in research and development activities are entitled to claim 175% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”).
Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.
According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Income (loss) before income taxes consist of:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC	(611,768,937)	(881,940,287)	143,570,454
Foreign	—	12,871,144	(106,980,746)

Total	(611,768,937)	(869,069,143)	36,589,708

The Group did not incur any current or deferred component of income tax expenses for the years ended December 31, 2017, 2018 and 2019. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	Years ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.74)%	(2.45)%	157.72%
Super deduction on research and development expenses	3.66%	6.14%	(145.44)%
Effect of change in income tax rate	—	—	(555.07)%
Effect of tax holiday	(8.31)%	(0.27)%	—
Effect of tax rate in different tax jurisdiction	—	0.71%	4.82%
Change in valuation allowance	(19.61)%	(29.13)%	512.97%
Total	0.00%	0.00%	0.00%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate dollar effect	50,837,998	2,346,487	—
Per share effect—basic and diluted	6.21	0.29	—

Deferred tax assets are as follows:

	Years ended December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Tax loss carried forward	447,008,731	609,004,112
Deductible temporary differences	111,856,999	114,334,735
Tax basis difference upon 2016 Restructuring	46,732,514	66,897,143
Allowance for doubtful receivables	1,110,718	5,509,508
Total deferred tax assets	606,708,962	795,745,498
Less: valuation allowance	(606,708,962)	(795,745,498)
Net deferred tax assets	—	—

The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	233,311,017	353,511,080	606,708,962
Additions	120,200,063	253,197,882	189,036,536
Balance at end of the year	353,511,080	606,708,962	795,745,498

The Group operates through its subsidiaries, VIEs and subsidiaries of the VIEs. As of December 31, 2018 and 2019, the Group had tax operating loss carry forwards of RMB2,463,119,437 and RMB2,493,643,064 respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating loss will expire in years 2020
t
o 202
7
if not utilized.
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2018 and 2019, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.
In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.